April 10, 1997
                     DREYFUS PREMIER GROWTH FUND, INC.
                         SUPPLEMENT TO PROSPECTUS
                           DATED MARCH 1, 1997
        THE FOLLOWING INFORMATION REPLACES AND SUPERSEDES ANY CONTRARY INFORMATION CONTAINED IN THE FUND'S PROSPECTUS.
        Effective April 10, 1997, the Fund's name is Dreyfus Premier Worldwide Growth Fund, Inc.
                                                                    070s041097